Pay vs Performance Disclosure number in Thousands	12 Months Ended
	Dec. 28, 2025 USD ($)	Dec. 29, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 25, 2022 USD ($)	Dec. 26, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100
			Average	Average	Investment Based on:			Company
	Summary		Summary	Compensation		Peer Group	Net	Selected
	Compensation	Compensation	Compensation	Actually Paid to	Total	Total	Income	Measure
	Table Total	Actually Paid	Table Total for	Non-PEO	Stockholder	Stockholder	(Loss)	Adjusted
Year	for PEO ($)(1)	to PEO ($)(1)	Non-PEO NEOs ($)	NEOs ($)	Return ($)	Return ($)(2)	($)	EBITDA ($)(3)
2025	10,832,739	49,674,639	3,435,233	15,878,594	277	181	22,024,000	119,923,000
2024	7,363,445	11,277,095	2,534,342	3,999,613	146	159	16,359,000	105,690,000
2023	4,573,845	19,176,995	1,610,101	5,360,194	113	122	(8,900,000)	95,440,000
2022	7,056,910	(6,007,149)	2,440,571	(715,533)	57	108	(36,900,000)	70,700,000
2021	9,499,003	(5,800,040)	3,484,031	326,825	108	93	(2,000,000)	82,900,000

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Amounts represent compensation actually paid to our principal executive officer (“PEO”) and the average compensation actually paid to our other named executive officers for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	Eric DeMarco	Deanna Lund, Phillip Carrai, Steven Fendley, Stacey Rock
2024	Eric DeMarco	Deanna Lund, Phillip Carrai, Steven Fendley, Jonah Adelman
2023	Eric DeMarco	Deanna Lund, Phillip Carrai, Steven Fendley, Jonah Adelman
2022	Eric DeMarco	Deanna Lund, Phillip Carrai, Steven Fendley, Jonah Adelman
2021	Eric DeMarco	Deanna Lund, Phillip Carrai, Steven Fendley, Jonah Adelman

Peer Group Issuers, Footnote
(2) For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) for the following companies, which represent the peer group of companies used by us for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the our Annual Report on Form 10-K for the fiscal year ended December 28, 2025: AAR Corp., AeroVironment Inc., CACI International Inc., Ducommun Inc., Frequency Electronics Inc., Leidos Holdings Inc., Mercury Systems Inc. and Parsons Corp.

PEO Total Compensation Amount	$ 10,832,739	$ 7,363,445	$ 4,573,845	$ 7,056,910	$ 9,499,003
PEO Actually Paid Compensation Amount	$ 49,674,639	11,277,095	19,176,995	(6,007,149)	(5,800,040)
Adjustment To PEO Compensation, Footnote
Compensation actually paid to our NEOs represents the "Total" compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2023		2024		2025
		Average Non-		Average Non-		Average Non-
	PEO ($)	PEO NEOs ($)	PEO ($)	PEO NEOs ($)	PEO ($)	PEO NEOs ($)
Total Compensation Reported in the Summary
Compensation Table for Applicable FY	4,573,845	1,610,101	7,363,445	2,534,342	10,832,739	3,435,233
Adjustments
Deduction for Amounts Reported under "Stock
Awards" and "Option Awards" Columns in the
Summary Compensation Table for Applicable FY	(3,009,000)	(952,850)	(5,559,000)	(1,862,850)	(8,244,000)	(2,782,350)
Increased based on ASC 718 Fair Value of
Awards Granted during Applicable FY that
remains Unvested as of Applicable FY End,
determined as of Applicable FY End	6,087,000	1,927,550	7,956,000	2,652,000	23,310,000	7,381,500
Increase/deduction for Awards Granted during
Prior FY that were Outstanding and Unvested
as of Applicable FY End, determined based on
change in ASC 718 Fair Value from Prior FY End
to Applicable FY End	11,615,050	2,796,587	4,610,200	991,610	23,031,000	7,613,027
Increase/deduction for Awards Granted during
Prior FY that Vested During Applicable FY,
determined based on change in ASC 718 Fair
Value from Prior FY End to Vesting Date	(89,900)	(21,194)	(3,093,550)	(315,489)	744,900	231,184
TOTAL ADJUSTMENTS	14,603,150	3,750,093	3,913,650	1,465,271	38,841,900	12,443,361
Compensation Actually Paid	19,176,995	5,360,194	11,277,095	3,999,613	49,674,639	15,878,594
(1) Adjustments include the following assumptions used to calculate the fair value of the awards at each valuation date in accordance with Topic 718:
•For awards of time-based RSUs, adjustments reflected are based on the fair value of the awards as of the applicable valuation date calculated by multiplying the change in stock price at each fiscal year end presented by the number of shares of restricted stock outstanding on such valuation date.
•For the performance-based RSUs, adjustments reflected are based on the fair value of the awards as of the applicable valuation date calculated by multiplying the stock price at each fiscal year end by the number of performance-based RSUs outstanding and by the estimated probability of achieving the performance target that was used to calculate our Topic 718 expense for each fiscal year.
•Discussion of the assumptions used in calculating the grant date fair value of the RSUs is set forth in Note 10 of the Notes to Financial Statements included in our Annual Report on Form 10-K for the fiscal year ended December 28, 2025 filed with the SEC on February 23, 2026.

Non-PEO NEO Average Total Compensation Amount	$ 3,435,233	2,534,342	1,610,101	2,440,571	3,484,031
Non-PEO NEO Average Compensation Actually Paid Amount	$ 15,878,594	3,999,613	5,360,194	(715,533)	326,825
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to our NEOs represents the "Total" compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2023		2024		2025
		Average Non-		Average Non-		Average Non-
	PEO ($)	PEO NEOs ($)	PEO ($)	PEO NEOs ($)	PEO ($)	PEO NEOs ($)
Total Compensation Reported in the Summary
Compensation Table for Applicable FY	4,573,845	1,610,101	7,363,445	2,534,342	10,832,739	3,435,233
Adjustments
Deduction for Amounts Reported under "Stock
Awards" and "Option Awards" Columns in the
Summary Compensation Table for Applicable FY	(3,009,000)	(952,850)	(5,559,000)	(1,862,850)	(8,244,000)	(2,782,350)
Increased based on ASC 718 Fair Value of
Awards Granted during Applicable FY that
remains Unvested as of Applicable FY End,
determined as of Applicable FY End	6,087,000	1,927,550	7,956,000	2,652,000	23,310,000	7,381,500
Increase/deduction for Awards Granted during
Prior FY that were Outstanding and Unvested
as of Applicable FY End, determined based on
change in ASC 718 Fair Value from Prior FY End
to Applicable FY End	11,615,050	2,796,587	4,610,200	991,610	23,031,000	7,613,027
Increase/deduction for Awards Granted during
Prior FY that Vested During Applicable FY,
determined based on change in ASC 718 Fair
Value from Prior FY End to Vesting Date	(89,900)	(21,194)	(3,093,550)	(315,489)	744,900	231,184
TOTAL ADJUSTMENTS	14,603,150	3,750,093	3,913,650	1,465,271	38,841,900	12,443,361
Compensation Actually Paid	19,176,995	5,360,194	11,277,095	3,999,613	49,674,639	15,878,594

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Adjusted EBITDA Revenue Free Cash Flow
Total Shareholder Return Amount	$ 277	146	113	57	108
Peer Group Total Shareholder Return Amount	181	159	122	108	93
Net Income (Loss)	$ 22,024,000	$ 16,359,000	$ (8,900,000)	$ (36,900,000)	$ (2,000,000)
Company Selected Measure Amount	119,923	105,690	95,440	70,700	82,900
PEO Name	Eric DeMarco	Eric DeMarco	Eric DeMarco	Eric DeMarco	Eric DeMarco
Additional 402(v) Disclosure
The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns do not reflect the actual compensation paid to or realized by our PEO or our non-PEO NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See the Summary Compensation Table for certain other compensation of our PEO and our non-PEO NEOs for each applicable fiscal year and the Options Exercised and Stock Vested table for the value realized by each of them upon the vesting of stock awards during 2025.
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income(loss), and (iv) our Adjusted EBITDA, in each case, for the fiscal years 2021, 2022, 2023, 2024, and 2025.
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(3) Adjusted EBITDA is a non-GAAP measure and should not be considered in isolation or as a substitution for financial information provided in accordance with GAAP. This non-GAAP financial measure may not be computed in the same manner as similarly titled measures used by other companies. The Company expects to continue to incur expenses similar to the Adjusted EBITDA financial adjustments described, and investors should not infer from the Company’s presentation of this non-GAAP financial measure that these costs are unusual, infrequent, or non-recurring. Adjusted EBITDA is a non-GAAP measure. A definition of Adjusted EBITDA, and a reconciliation of Adjusted EBITDA to the nearest GAAP counterpart, is provided in Annex A.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 38,841,900	$ 3,913,650	$ 14,603,150
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,244,000)	(5,559,000)	(3,009,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,310,000	7,956,000	6,087,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,031,000	4,610,200	11,615,050
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	744,900	(3,093,550)	(89,900)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,443,361	1,465,271	3,750,093
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,782,350)	(1,862,850)	(952,850)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,381,500	2,652,000	1,927,550
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,613,027	991,610	2,796,587
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 231,184	$ (315,489)	$ (21,194)